SHARE PREMIUM ACCOUNT (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure For Share Premium Account Explanatory [Abstract]
SHARE PREMIUM ACCOUNT

	The Group and Bank
	2020	2019	2018
	£m	£m	£m
At 1 January and 31 December	600	600	600